UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22164

Congressional Effect Family of Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 601 New York, NY	10170

(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.553.4233

Date of fiscal year end:  12/31/2010

Date of reporting period: 12/31/2010

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended December 31, 2010 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

December 31, 2010

Ticker Symbols:

Investor Class – CEFFX
Institutional Class - CEFIX
Service Class - CEFRX

Managed By:

Congressional Effect Management, LLC
420 Lexington Ave.
Suite 601
New York, NY 10170

This report and financial statements contained herein are submitted for the general information of the shareholders of the Congressional Effect Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of the principal amount invested.

A Good Year for the Congressional Effect Fund, a Bad Year for Freedom

2010 was a good year for the Congressional Effect Fund (CEFFX) (the “Fund”). The Fund finished the year up 15.20%(1) as compared to the S&P 500 Total Return Index (“S&P 500”) which was up 15.06%.(2) Equally important, because we were only in the market when Congress was out of session, this performance was achieved while having considerably less risk exposure than if the Fund had been invested in the market at all times. Specifically, the Fund’s volatility, as reflected by its monthly deviation, was 10.70% during 2010, as compared to 19.30% for the S&P 500. In other words, investors in our Fund achieved returns consistent with investing in the S&P 500 during the period, but with only a little over half the risk of the S&P 500.

We believe the favorable risk vs. reward combination of the Fund was also reflected in comparisons of the Fund to its competition during 2010. Morningstar has categorized the Fund as a “Moderately Allocated Balanced Fund”. Out of 1140 comparable funds, the Fund was in the top 6% of its category in performance, while maintaining a risk profile (as measured by standard deviation) in the bottom 5% of that group. This risk vs. reward profile met our objectives in 2010 – we slept better at night throughout the year knowing that the Fund was performing while avoiding the risks we believe the market experiences when Congress is in session.

Last year’s Congress was unusually active, with several major legislative efforts, including passage of health care and financial regulation reform, and a lame duck session that atypically passed major legislation including a tax compromise, a change in military personnel policy, and additional farm regulations. The press has generally characterized the 2010 Congress as productive, particularly with respect to the lame duck session. However, we continue to question productive for whom? And for what? And with what consequences?

There were over 5,000 pages of new legislation enacted last year, most of them subject to broad public scrutiny of less than 72 hours. Over 1,500 new regulations were mandated, and we believe that the market reacted to passage of these regulations due to, among other things, the substantial drag they will likely impose on a variety of industries and the overall economy. No one knows when or how much the market will focus on these impositions and the uncertainty and fear they create, but investors have to worry about it. We believe that our investors have to worry less than most, though, because we believe that the Fund avoided much of the market reactions and drag created by Congress’s actions in 2010 by being out of the market when Congress was in session.

We continue to believe that when Congress is in session and considering legislation is when they are most likely to take actions that create uncertainty and negative reactions in the market, with the potential for negative consequences for our wealth. Accordingly, in 2011 we will continue to follow our mandate to be in the market when Congress is out of session (and, in our opinion, less dangerous), and out of the market when they are in session (and, in our opinion, more likely to create market risk that is better avoided).

Sincerely,

Eric T. Singer
President
Congressional Effect Management
420 Lexington Avenue
Suite 601
New York, NY 10170
http://www.CongressionalEffect.com
Ph: 646.307.4180

(1) The performance information shown is for the Fund’s Investor Class. Please see the Total Return Table on following page for performance information on the Fund’s Institutional and Service Classes. Investments in mutual funds involve risks. Performance is historic and does not guarantee future results. Investment return and principal will fluctuate with changing market conditions so that when redeemed, shares may be worth less or more than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month end performance information, please call the Fund’s distributor, Matrix Capital Group, Inc., New York, NY, toll free at 1-888-553-4233. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Fund can be found in the Fund’s prospectus. Please read it carefully before investing.

(2) The S&P 500 Total Return Index is an index created by Standard & Poor’s Corp. considered to represent the performance of the stock market generally. The S&P 500 is not an investment product available for purchase.

The Fund will buy and sell portfolio securities in response to whether Congress is in session or out of session, without regard to the length of time they have been held. Congressional Effect Management (the “Advisor”) anticipates that the Fund will generally move substantially its entire portfolio from “in session” investments (Cash and Cash Equivalents) to “out of session” investments (S&P 500 futures contracts) and vice versa each time Congress changes its session status. Since Congress’ in-session status can change daily, the Fund’s portfolio will be changed rapidly (e.g., within a single trading day) a number of times during the year. Since portfolio turnover involves brokerage commissions and other transaction costs, portfolio changes cause additional expenses for the Fund.

While the Advisor periodically (at least daily) inquires as to whether each house of Congress is in session, the Advisor may not be able to make an accurate determination as to whether or not Congress is in session or intends to be in session at all times due to difficulties in obtaining legislative schedules, and unexpected or unannounced changes in such schedules. Because the Fund’s investment strategy depends in large part on accurately determining when Congress is in session, inaccurate information about whether or not Congress is in session could negatively impact the performance of the Fund.

The percentages in the above graph are based on the portfolio holdings of the Fund as of December 31, 2010 and are subject to change.

Holdings Diversification (Market Exposure as a percentage of net assets)(*)

Exchange Traded Funds	89.97%

S&P 500 E-Mini Futures Contracts	9.80%

(*) Excludes temporary cash investments. Percentages in the above table are based on net assets of the Fund at December 31, 2010.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

December 31, 2010 (Unaudited)	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE CONGRESSIONAL EFFECT FUND INVESTOR CLASS AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		Commencement of Operations (1)
	1 Year	through December 31, 2010
Congressional Effect Fund Investor Class	15.20%	2.89%
Congressional Effect Fund Institutional Class	N/A	3.62%
Congressional Effect Fund Service Class	N/A	(2.23)%
S&P 500 Total Return Index	15.06%	(1.65)%

(1)
The Congressional Effect Fund Investor Class commenced operations on May 23, 2008.  The Congressional Effect Fund Institutional Class commenced operations on September 16, 2010.  The Congressional Effect Fund Service Class commenced operations on November 9, 2010.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be found on our website at www.congressionaleffectfund.com or by calling 1-888-553-4233.

The above graph depicts the performance of the Congressional Effect Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Congressional Effect Fund, which will generally not invest in all the securities comprising the index.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

December 31, 2010 (Unaudited)	ANNUAL REPORT

Information About Your Fund’s Expenses – Congressional Effect Fund (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (07/01/10) and held for the entire period of 07/01/10 through 12/31/10.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 07/01/10).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund to other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 07/01/10 through 12/31/10
Actual Fund Return (in parentheses)	Beginning Account Value 07/01/10 (1)	Ending Account Value 12/31/10	Expenses Paid During Period
Congressional Effect Fund Investor Shares (+7.36%)	$ 1,000.00	$1,073.60	$ 9.15 (2)
Congressional Effect Fund Institutional Shares (+3.62%)	$ 1,000.00	$1,036.20	$ 4.44 (3)
Congressional Effect Fund Service Shares (-2.23%)	$ 1,000.00	$ 977.70	$ 3.52 (4)

Hypothetical 5% Fund Return	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Expenses Paid During Period (5)
Congressional Effect Fund Investor Shares	$ 1,000.00	$ 1,016.40	$ 8.89
Congressional Effect Fund Institutional Shares	$ 1,000.00	$ 1,017.60	$ 7.63
Congressional Effect Fund Service Shares	$ 1,000.00	$ 1,012.60	$ 12.68

(1)  Beginning account values for Congressional Effect Fund Investor Class is as of 07/01/10. Beginning account value for Congressional Effect Fund Institutional Class is as of inception date on 09/16/10. Beginning account value for Congressional Effect Fund Service Classs is as of inception date on 11/09/10.

(2)  Expenses are equal to the Fund’s annualized expense ratio of 1.75% for the Congressional Effect Fund Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(3)  Expenses are equal to the Fund’s annualized expense ratios of 1.50% for the Congressional Effect Fund Institutional Class shares, multiplied by the average account value over the period, multiplied by 106/365 to reflect the period since inception from 09/16/10 to 12/31/10.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

December 31, 2010 (Unaudited)	ANNUAL REPORT

Information About Your Fund’s Expenses – Congressional Effect Fund (Unaudited) (continued)

(4)  Expenses are equal to the Fund’s annualized expense ratios of 2.50% for the Congressional Effect Fund Service Class shares, multiplied by the average account value over the period, multiplied by 52/365 to reflect the period since inception from 11/09/10 to 12/31/10.

(5) Expenses are equal to the Fund’s annualized expense ratios of 1.75%, 1.50% and 2.50%  for the Congressional Effect Fund Investor Class, Institutional Class and Service Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-888-553-4233.  Please read it carefully before you invest or send money.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
SCHEDULE OF INVESTMENTS

December 31, 2010		ANNUAL REPORT

		Par Value	Value
EXCHANGE-TRADED FUND - (89.97%)
SPDR S&P 500 ETF Trust (Cost - $8,050,957)		64,000	$8,049,920

U.S. GOVERNMENT OBLIGATIONS - (51.41%)
U.S. Treasury Bill, 0.06%, 02/17/2011 (a) (Cost $4,599,613)		$4,600,000	4,599,613

		Shares	Value
SHORT-TERM INVESTMENTS - (39.43%)
Cash Account Trust Money Market Portfolio, 0.02% (b)		209,843	209,843
Fifth Third Institutional Government Money Market, 0.02% (b)		3,317,961	3,317,961
TOTAL SHORT-TERM INVESTMENTS (Cost $3,527,804)			3,527,804

TOTAL INVESTMENTS (Cost $16,178,374) - 180.81%			16,177,337

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (80.81)%			(7,230,059)

NET ASSETS - 100.00%			$8,947,278

		Underlying Face
FUTURES CONTRACTS	Contracts	Amount at Value	Unrealized Loss
Contracts Purchased
S&P 500 E-Mini Futures, Expires 03/18/2011 *	14	$877,100	$(1,330)

(a) Effective yield at December 31, 2010.
(b) Rate shown represents the rate at December 31, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010	ANNUAL REPORT

Assets:
Investments, at value (identified cost $16,178,374)	$16,177,337
Deposits at broker	916,298
Due from advisor	18,703
Receivables:
Interest	84
Prepaid expenses	19,751
Total assets	17,132,173

Liabilities:
Payables:
Investments purchased	8,050,957
Fund shares redeemed	10,503
Futures variation margin	1,225
Distributions payable	76,986
Accrued distribution (12b-1) fees	7,703
Due to administrator	14,565
Accrued expenses	22,956
Total liabilities	8,184,895

Net Assets	$8,947,278

Sources of Net Assets:
Paid-in capital	$8,601,477
Accumulated net realized gain on investments	348,168
Net unrealized depreciation on investments	(2,367)

Total Net Assets (Unlimited shares of beneficial interest authorized)	$8,947,278

Investor Shares:
Net assets applicable to 784,208 shares outstanding	$7,902,357
Net Asset Value and Offering Price Per Share	$10.08

Minimum Redemption Price Per Share (a)	$9.98

Institutional Shares:
Net assets applicable to 98,232 shares outstanding	$991,149
Net Asset Value and Offering Price Per Share	$10.09

Minimum Redemption Price Per Share (a)	$9.99

Service Shares:
Net assets applicable to 5,340 shares outstanding	$53,772
Net Asset Value and Offering Price Per Share	$10.07

Minimum Redemption Price Per Share (a)	$9.97

(a)	A redemption fee of 1.00% is imposed in the event of certain redemption transactions within sixty days following such investments.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF OPERATIONS

December 31, 2010	ANNUAL REPORT

For the
Year Ended
December 31, 2010

Investment Income:
Dividends	$72,650
Interest	6,259
Total Investment Income	78,909

Expenses:
Management fees	81,688
Distribution (12b-1) fees - Investor Shares	19,648
Distribution (12b-1) fees - Service Shares	75
Accounting and transfer agent fees and expenses	60,688
Legal fees	25,200
Registration and filing fees	21,504
Compliance officer fees	18,002
Miscellaneous	16,910
Audit fees	13,001
Custodian fees	10,202
Trustee fees and expenses	7,650
Insurance	1,132
Reports to shareholders	1,000
Pricing fees	299
Total expenses	276,999
Less: fees waived and expenses absorbed	(134,744)
Net expenses	142,255

Net investment loss	(63,346)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(262,736)
Futures contracts	1,506,763
Net realized gain on investments and futures contracts	1,244,027

Net change in unrealized appreciation (depreciation) on:
Investments	(101,808)
Futures contracts	53,209
Net change in unrealized depreciation	(48,599)

Net gain on investments and futures conracts	1,195,428

Net increase in net assets resulting from operations	$1,132,082

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF CHANGES IN NET ASSETS

December 31, 2010	ANNUAL REPORT

	For the	For the
	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

Increase in net assets from:
Operations:
Net investment loss	$(63,346)	$(52,134)
Net realized gain (loss) on investments and futures contracts	1,244,027	(181,585)
Net unrealized appreciation (depreciation) on investments and futures contracts	(48,599)	4,979
Net increase (decrease) in net assets resulting from operations	1,132,082	(228,740)

Distributions to shareholders from:
Net realized capital gains - Investor Class	(477,082)	-
Net realized capital gains - Institutional Class	(63,393)	-
Net realized capital gains - Service Class	(3,238)	-
	(543,713)	-

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	829,219	2,018,196

Increase in net assets from acquisition of the
Free Enterprise Action Fund	-	4,271,102

Increase in net assets	1,417,588	6,060,558

Net Assets:
Beginning of period	7,529,690	1,469,132
End of period	$8,947,278	$7,529,690
Accumulated undistributed net investment income	$-	$-

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

December 31, 2010	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Investor Class

	For the		For the		For the
	Year Ended		Year Ended		Period Ended
	December 31, 2010		December 31, 2009		December 31, 2008 (a)

	$9.31		$9.74		$10.00

Investment Operations:
Net investment income (loss) (b)	(0.08)		(0.11)		0.05
Net realized and unrealized gain (loss) on investments and futures contracts	1.50		(0.32)		(0.27)
Total from investment operations	1.42		(0.43)		(0.22)

Distributions:
From net investment income	-		-		(0.04)
From net realized capital gains	(0.65)		-		-
Total distributions	(0.65)		-		(0.04)

Paid in capital from redemption fees	-	(c)	-	(c)	-

Net Asset Value, End of Period	$10.08		$9.31		$9.74

Total Return (d)	15.20%		(4.41)%		(2.19)%	(e)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$7,902		$7,530		$1,469

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.38%		4.67%		14.99%	(f)
After fees waived and expenses absorbed	1.75%		1.87%		2.24%	(f)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(2.44)%		(3.95)%		(11.95)%	(f)
After fees waived and expenses absorbed	(0.81)%		(1.15)%		0.80%	(f)

Portfolio turnover rate	820%		2,996%		406%

(a)	The Congressional Effect Fund Investor Class commenced operations on May 23, 2008.
(b)	Per share amounts were calculated using the average shares method.
(c)	Redemption fees resulted in less than $0.01 per share.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Aggregate total return, not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

December 31, 2010	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Institutional Class		Service Class
	For the		For the
	Period Ended		Period Ended
	December 31, 2010 (a)		December 31, 2010 (b)

	$10.36		$10.96

Investment Operations:
Net investment income (loss) (c)	-		(0.04)
Net realized and unrealized gain (loss) on investments and futures contracts	0.38		(0.20)
Total from investment operations	0.38		(0.24)

Distributions:
From net realized capital gains	(0.65)		(0.65)
Total distributions	(0.65)		(0.65)

Net Asset Value, End of Period	$10.09		$10.07

Total Return (d)	3.62%		(2.23)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$991		$54

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.62%	(e)	4.70%	(e)
After fees waived and expenses absorbed	1.50%	(e)	2.50%	(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(2.03)%	(e)	(4.64)%	(e)
After fees waived and expenses absorbed	0.09%	(e)	(2.44)%	(e)

Portfolio turnover rate	820%		820%

(a)	The Congressional Effect Fund Institutional Class commenced operations on September 16, 2010.
(b)	The Congressional Effect Fund Service Class commenced operations on November 9, 2010.
(c)	Per share amounts were calculated using the average shares method.
(d)	Aggregate total return, not annualized. Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS

December 31, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Congressional Effect Family of Funds (the "Trust") was organized as a Delaware statutory Trust on December 21, 2007. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the"1940 Act"). The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The sole authorized series of the Trust is the Congressional Effect Fund (the "Fund"). The Fund became effective with the SEC and commenced operations on May 23, 2008. The Fund is registered to offer three classes of shares. The Fund is diversified. The Fund’s investment objective is capital appreciation and income.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

a)         Security Valuations–The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities for which market quotations are received from pricing services are typically classified within Level 1 or 2 of the fair value hierarchy described below; however, they may be designated as Level 3 if the pricing service values a security through an internal model with significant unobservable inputs. The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company. The prospectuses for these investment companies explain the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. At December 31, 2010, no securities were fair valued.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2010:
		Level 2
	Level 1	(Other Significant
Security Classification(1)	(Quoted Prices)	Observable Inputs)	Totals
Investments:
Exchange-Traded Fund	8,049,920	-		8,049,920
Short-Term Investments	3,527,804	-		3,527,804
U.S. Government Obligations	-	4,599,613		4,599,613
Total Investments	11,577,724	4,599,613		16,177,337
Other Financial Instruments:
Futures Contracts(2)	(1,330)	-		(1,330)
Total Other Financial Instruments	$(1,330)	$-	$	(1,330)

(1)
As of and during the year ended December 31, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

In 2010 there were no transfers between Level 1 and Level 2 investments.

b)         Share Valuation–The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

c)         Financial Futures Contracts–Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities", requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for under SFAS 133 and their effect on the Fund’s financial position, performance and cash flows.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Details of the disclosures are as follows for the year ended December 31, 2010:

The effect of derivative instruments on the Statement of Assets and Liabilities is as follows:

Derivatives not Accounted for
as hedging instruments under	Location in Statement
SFAS 133	of Assets and Liabilities	Value*
Futures Contracts	Futures variation margin payable	$1,225

*	Includes only current variation margin. Prior variation margin payments have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statement of Operations is as follows:

Derivatives not Accounted for	Location of Gain (Loss)
as hedging instruments under	on Derivatives
SFAS 133	recognized in income	Value
Futures Contracts	Net realized loss on futures contracts	$1,506,763
Futures Contracts	Net unrealized depreciation on futures contracts	53,209

d)         Repurchase Agreements–In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

e)         Option Writing–When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

f)         Short Sales–The Fund may sell a security it does not own in anticipation of a decline in the fair market value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

g)         Federal Income Tax–The Trust intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

As of and during the year ended December 31, 2010, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. As required by FIN 48, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2009 and December 31, 2010) and has concluded that no provision for income tax is required in these financial statements.

h)        Distributions to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

i)        Use of Estimates–The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

j)         Other–The Fund records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

k)        Redemption fees–Shareholders that redeem shares within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. There were $139 in redemption fees paid to the Fund during the year ended December 31, 2010.

(2)	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the year ended December 31, 2010 were as follows:

	Investor Class		Institutional Class		Service Class
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	158,790	$1,627,194	98,232	$1,017,682	5,018	$55,000
Reinvested	45,981	463,490	-	-	322	3,238
Redeemed	(229,066)	(2,337,385)	-	-	-	-
Net Increase (Decrease)	(24,295)	$(246,701)	98,232	$1,017,682	5,340	$58,238

Transactions in shares of capital stock for the Fund for the year ended December 31, 2009 were as follows:

	Shares	Amount
Sold	260,625	$2,513,328
Redeemed	(52,071)	(495,132)
Net Increase	208,554	$2,018,196

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010	ANNUAL REPORT

(3)	INVESTMENT TRANSACTIONS

For the year ended December 31, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) for the Congressional Effect Fund were as follows:

Purchases	Sales*
$31,633,747	$25,165,892

* Includes government securities (excluding short-term investments) sold of $1,504.488.

There were no government securities (excluding short-term investments) purchased during the period.

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Congressional Effect Management, LLC (the "Advisor") acts as investment advisor for the Fund pursuant to the terms of the Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for its services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund. For the year ended December 31, 2010, the Fund incurred $81,688 of advisory fees, before the waiver and reimbursement described below, with $0 remaining payable at December 31, 2010.

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payment, if any, under the Fund’s Distribution Plan under SEC rule 12b-1 and Acquired Fund Fees and Expenses) at 1.99% of the Fund's average daily net assets through December 31, 2010. Effective July 20, 2009, pursuant to a reorganization (note 7), the rate was reduced to 1.75% through October 1, 2011. Subject to approval by the Fund’s Board, any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense is incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at that time. For the year ended December 31, 2010, the Advisor waived management fees of $81,688 and reimbursed $53,056 of Fund expenses. The Advisor may recapture $94,665, $126,858 and $134,744 no later than December 31, 2011, December 31, 2012 and December 31, 2013, respectively.

A Trustee of the Trust is the Managing Member of the Advisor.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix 360 Administration, LLC ("Matrix" or "Administrator"). Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For these services to the Trust, the Fund pays Matrix $20,000 per year plus an asset based fee of 0.25% of the Fund’s first $50 million in assets, 0.20% on assets in excess of $50 million to $100 million, 0.15% on assets in excess of $100 million to $200 million and 0.10% on assets in excess of $200 million. For the year ended December 31, 2010, Matrix earned $60,688 for such services including out of pocket expenses, with $11,563 remaining payable at December 31, 2010.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010	ANNUAL REPORT

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive $18,000 per year per series. For the year ended December 31, 2010, Matrix earned $18,002 of compliance fees, with $3,002 remaining payable at December 31, 2010.

Matrix Capital Group, Inc. acts as Distributor of the Trust’s shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix Capital Group, Inc. also acted as the broker of record on certain executions of purchases and sales of the Fund’s portfolio investments. For those services, Matrix Capital Group, Inc. received $12,975 of brokerage commissions during the year ended December 31, 2010.

Certain officers of the Trust are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan (the "Plan") pursuant to rule 12b-1 under the 1940 Act, pursuant to which the Fund may pay to the Advisor a fee for certain distribution and promotion expenses related to marketing shares of the Fund of up to 0.25% per annum based on average daily net assets of the Fund. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan. For the year ended December 31, 2010, the Fund incurred $19,723 of 12b-1 fees.

(5)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at December 31, 2010 were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Depreciation
$16,178,374	$-	$(1,037)	$(1,037)

For the year ended December 31, 2010, the Fund distributed $543,713 of capital gains.  For the year ended December 31, 2009, the Fund did not record any distributions.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010	ANNUAL REPORT

(5)	TAX MATTERS (continued)

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. As of December 31, 2010, the components of distributable earnings presented on an income tax basis were as follows:

Undistributed	Undistributed	Net Unrealized	Distributable
Ordinary Income	Capital Gains	Depreciation	Earnings, Net
$17,762	$329,076	$(1,037)	$345,801

In accordance with accounting pronouncements, the Fund has recorded reclassifications in its capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income, paid-in capital and accumulated net realized loss on a tax basis which is considered to be more informative to shareholders. As of December 31, 2010, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Net Investment Income	Accumulated Net Realized Loss
$ 63,346	$ (63,346)

(6)	COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(7)	ACQUISITION OF FREE ENTERPRISE ACTION FUND

On July 17, 2009, The Congressional Effect Fund acquired substantially all of the assets and liabilities of the Free Enterprise Action Fund, a series of the Northern Lights Fund Trust, pursuant to an Agreement and Plan of Reorganization (the "Reorganization") approved by the Board of Trustees of the Northern Lights Trust on July 13, 2009.  In addition, the Free Enterprise Action Fund’s shareholders holding approximately 60.75% of the shares executed a consent action approving the reorganization. The acquisition was accomplished by a taxable exchange of 584,282 shares of the Free Enterprise Action Fund (valued at $7.31 per share) outstanding on July 17, 2009 for 449,117 shares of the Congressional Effect Fund (valued at $9.51). One share of the Congressional Effect Fund was exchanged for 1.301 shares of the Free Enterprise Action Fund. The Free Enterprise Action Fund’s net assets on the date of the reorganization were $4,271,102, and were combined with those of the Congressional Effect Fund. The aggregate net assets of the Congressional Effect Fund and the Free Enterprise Action Fund immediately before the acquisition were $2,558,857 and $4,271,102, respectively. The combined assets immediately after the acquisition amounted to $6,829,959 with 718,138 shares outstanding.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010	ANNUAL REPORT

(8)	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the Fund’s financial statements, and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements.

(9)	NEW ACCOUNTING PRONOUNCEMENTS

On January 21, 2010, the FASB created an amendment to ASC 820 Fair Value Measurements and disclosures, ASU 2010-06. The amendment requires additional disclosures regarding recurring and non recurring fair value measurements and is partially effective for the annual reporting year ended December 31, 2010. Specifically, the amendment which requires reporting entities to disclose the level 3 rollforward on a gross basis is not effective. Both disclosures regarding i) inputs and valuation techniques and ii) significant transfers between levels 1 and 2 are now effective and have been implemented in the financial statements for the year ended December 31, 2010. Finally, the amendment provides clarification on desegregation of assets and liabilities. The Trust does not feel the amendment will have a material effect on the Trust’s financial position or results of operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
  of Congressional Effect Fund,
a Series of Congressional Effect Family of Funds

We have audited the accompanying statement of assets and liabilities of the Congressional Effect Fund (the “Fund”), a series of Congressional Effect Family of Funds, including the schedule of investments as of December 31, 2010 and the related statement of operations, changes in net assets and financial highlights for the periods indicated therein.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Congressional Effect Fund (the “Fund”), a series of Congressional Effect Family of Funds, as of December 31, 2010, the results of its operations, changes in net assets and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
February 28, 2011

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited)

December 31, 2010	ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Investment Advisory Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the fiscal year ended December 31, 2010, the following dividends and distributions per share were paid by the Fund:

	Ordinary Income	Long-Term Capital Gains

Congressional Effect Fund Investor Class	$-	$0.645343
Congressional Effect Fund Institutional Class	-	0.645343
Congressional Effect Fund Service Class	-	0.645343

Please note that, for the taxable year ended December 31, 2010, the respective percentages of ordinary income distributions paid by the Congressional Effect Fund which consist of qualified dividend income for individuals, are as follows:

Percentage

Congressional Effect Fund	0%

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2011 to determine the calendar year amounts to be included on their 2010 tax returns.  Shareholders should consult their own tax advisors.

Total Fund operating expense ratios as stated in the current Fund prospectus dated September 7, 2010 for the Congressional Effect Fund were as follows:
Congressional Effect Fund Investor Class, gross of fee waivers or expense reimbursements	4.97%
Congressional Effect Fund Investor Class, after waiver and reimbursement *	2.05%
Congressional Effect Fund Institutional Class, gross of fee waivers or expense reimbursements	4.97%
Congressional Effect Fund Institutional Class, after waiver and reimbursement *	2.05%
Congressional Effect Fund Service Class, gross of fee waivers or expense reimbursements	5.72%
Congressional Effect Fund Service Class, after waiver and reimbursement *	2.80%

* The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under the Distribution Plan and Acquired Fund Fees and Expenses) through October 1, 2011.  As a result, the Fund’s "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses, payments, if any, under the 12b-1 Plan and Acquired Fund Fees and Expenses) will be limited to 1.50% of average daily net assets of the Fund.  Total Gross Operating Expenses (Annualized) during the year ended December 31, 2010 were 3.38% for the Congressional Effect Fund Investor Class.  Total Gross Operating Expenses (Annualized) during the period since inception from September 16, 2010 through December 31, 2010 were 3.62% for the Congressional Effect Fund Institutional Class.  Total Gross Operating Expenses (Annualized) during the period since inception from November 9, 2010 through December 31, 2010 were 4.70% for the Congressional Effect Fund Service Class.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the year or periods ended December 31, 2010.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2010	ANNUAL REPORT

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS (Unaudited)

The Trustees are responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years.  Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor, are indicated in the table.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships
Independent Trustees
Daniel Ripp 420 Lexington Avenue Suite 601 New York, NY 10170 Age: 44	Trustee	Since Inception
President and head of research of Bradley Woods & Co. Ltd., an independent research firm, since 2004;  President and CEO of H.C. Wainwright & Co., an investment bank, from 2003-2004; CFO of Casimir Capital from 2001-2003
				One	None
Samuel H. Solomon 420 Lexington Avenue Suite 601 New York, NY 10170 Age: 55	Trustee	Since Inception	Independent Consultant 2009 to present. Chairman of DOAR Litigation Consulting 1989-2009.	One	None
Robert J. Cresci 420 Lexington Avenue Suite 601 New York, NY 10170 Age: 67	Trustee	Since Inception	Managing Director of Pecks Management Partners Ltd., an investment management firm, since 1990.	One	3 (Luminex Corporation; j2 Global Communications, Inc.; and Continucare Corporation)
Interested Trustee*
Eric T. Singer 420 Lexington Avenue Suite 601 New York, NY 10170 Age: 57	Trustee and President	Since Inception
Managing member of the Advisor since inception;   Managing Director of Pelion Securities Corporation since 2007; Managing Director of Pali Capital, Inc. from 2003 to 2007; Managing Director of H.C. Wainwright & Co, Inc. from 1999 to 2003; Executive Vice President and Co-Head of investment banking Gerard Klauer & Mattison Co., Inc., an institutional banking and equities research firm, from 1990-1999
				One	None
Officers
David Ganley 630-A Fitzwatertown Road Willow Grove, PA 19090 Age 64	Secretary and Chief Compliance Officer	Since Inception	Mr. Ganley has been the Senior Vice President of Matrix Capital Group since January 2005.	N/A	N/A
Larry E. Beaver, Jr. 630-A Fitzwatertown Road Willow Grove, PA 19090 Age 41	Treasurer	Since Inception	Director of Fund Accounting, Matrix Capital Group, February 2005 to present.	N/A	N/A

* The Interested Trustee is an Interested Trustee because he is an officer and employee of the Advisor.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2010	ANNUAL REPORT

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS (Unaudited)

Remuneration Paid to Trustees - Officers of the Trust and Trustees who are "interested persons" of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an "interested person" receives a fee of $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee 1	Aggregate Compensation From the Fund 2	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees 2
Independent Trustees
Daniel Ripp	$2,450	None	None	$2,450
Samuel H. Solomon	$2,400	None	None	$2,400
Robert J. Cresci	$2,850	None	None	$2,850
Interested Trustees
Eric T. Singer	None	None	None	None

1  Each of the Trustees serves as a Trustee to the one fund of the Trust.
2   Figures are for the year ended December 31, 2010.

The Statement of Additional Information for the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-553-4233.

CONGRESSIONAL EFFECT FAMILY OF FUNDS
420 Lexington Ave.
Suite 601
New York, NY 10170

INVESTMENT ADVISOR
Congressional Effect Management, LLC
420 Lexington Ave.
Suite 601
New York, NY 10170

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA  19001

LEGAL COUNSEL
Kilpatrick Stockton LLP
1100 Peachtree Street
Suite 2800
Atlanta, Georgia 30309

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of trustees has determined that Robert J. Cresci, a member of the registrant’s board of trustees and audit committee, qualifies as an audit committee financial expert.  Mr. Cresci is “independent” as that term is defined in paragraph (a) (2) of this item’s instructions.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $12,000 and $11,000 with respect to the registrant’s fiscal years ended December 31, 2010 and 2009 respectively.

(b)
Audit-Related Fees.    There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,000 and $2,000 with respect to the registrant’s fiscal years ended December 31, 2010 and 2009, respectively.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2010 and 2009 respectively.

(e)(1)
The audit committee does not have pre-approval policies and procedures.  Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2010 and 2009 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Congressional Effect Family of Funds

By Eric T. Singer	/s/ Eric T. Singer
President,
Date: March 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Eric T. Singer	/s/ Eric T. Singer
President
Date: March 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: March 7, 2011